Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (95.6%)
Communication Services (4.2%)
[1]	Telephone & Data Systems Inc.	62,509	2,422
[1]	Playtika Holding Corp.	465,092	2,405
*,1	Clear Channel Outdoor Holdings Inc.	1,560,288	1,732
[1]	Comcast Corp. Class A	41,358	1,526
*,1	ZipRecruiter Inc. Class A	256,624	1,512
*,1	Anterix Inc.	39,108	1,431
*	Spotify Technology SA	2,157	1,186
*	Live Nation Entertainment Inc.	5,636	736
*	Bumble Inc. Class A	165,389	718
*	Roku Inc.	7,656	539
[1]	Match Group Inc.	12,770	398
	Meta Platforms Inc. Class A	687	396
[1]	Alphabet Inc. Class C	2,216	346
*,1	Vimeo Inc.	64,078	337
*	Bandwidth Inc. Class A	23,637	310
			15,994
Consumer Discretionary (10.8%)
[1]	Travel & Leisure Co.	61,727	2,857
*,1	Norwegian Cruise Line Holdings Ltd.	147,005	2,787
*,1	Carnival Corp.	135,633	2,649
*,1	Frontdoor Inc.	64,491	2,478
*	Adtalem Global Education Inc.	20,851	2,098
[1]	General Motors Co.	42,749	2,011
	Tapestry Inc.	27,493	1,936
*,1	M/I Homes Inc.	16,337	1,865
*	Brinker International Inc.	10,677	1,591
[1]	Expedia Group Inc.	9,369	1,575
*,1	G-III Apparel Group Ltd.	54,375	1,487
*,1	Udemy Inc.	191,580	1,487
*	Cavco Industries Inc.	2,656	1,380
*,1	Mohawk Industries Inc.	11,944	1,364
*	Abercrombie & Fitch Co. Class A	16,783	1,282
[1]	Wendy's Co.	85,220	1,247
*	Hovnanian Enterprises Inc. Class A	11,775	1,233
	Bath & Body Works Inc.	35,190	1,067
[1]	Perdoceo Education Corp.	34,291	863
[1]	Leggett & Platt Inc.	104,100	823
*	Warby Parker Inc. Class A	44,146	805
*,1	National Vision Holdings Inc.	53,376	682
	Monarch Casino & Resort Inc.	8,393	653
	Strategic Education Inc.	6,325	531
*	Urban Outfitters Inc.	9,499	498
*	Funko Inc. Class A	68,111	467
*	Carvana Co.	2,199	460
	PVH Corp.	6,616	428
	Macy's Inc.	32,969	414
[1]	Gap Inc.	19,049	393
*	MGM Resorts International	12,900	382
[1]	Newell Brands Inc.	61,367	380
	Upbound Group Inc.	15,876	380
	Toll Brothers Inc.	3,539	374
*,1	American Axle & Manufacturing Holdings Inc.	86,974	354
*,1	Chegg Inc.	515,206	329
			41,610
Consumer Staples (4.7%)
[1]	PriceSmart Inc.	35,848	3,149
*,1	Maplebear Inc.	74,223	2,961
[1]	SpartanNash Co.	135,612	2,748
[1]	Coca-Cola Consolidated Inc.	1,651	2,229

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
	Turning Point Brands Inc.	23,541	1,399
*	Pilgrim's Pride Corp.	23,154	1,262
*,1	United Natural Foods Inc.	40,123	1,099
	Costco Wholesale Corp.	1,096	1,037
*	US Foods Holding Corp.	11,254	737
*	BellRing Brands Inc.	9,499	707
[1]	Nu Skin Enterprises Inc. Class A	73,709	535
	Fresh Del Monte Produce Inc.	13,111	404
			18,267
Energy (4.3%)
[1]	Matador Resources Co.	61,228	3,128
[1]	SM Energy Co.	85,362	2,557
	Weatherford International plc	43,642	2,337
	Core Natural Resources Inc.	22,113	1,705
*	CNX Resources Corp.	46,964	1,478
[1]	Ardmore Shipping Corp.	144,784	1,417
	Aris Water Solutions Inc. Class A	31,506	1,010
	Excelerate Energy Inc. Class A	30,422	873
[1]	Select Water Solutions Inc.	69,367	728
*	BKV Corp.	23,879	502
*	Oceaneering International Inc.	18,948	413
*	Clean Energy Fuels Corp.	237,701	368
			16,516
Financials (21.2%)
[1]	MGIC Investment Corp.	137,243	3,401
[1]	Essent Group Ltd.	58,196	3,359
*	Palomar Holdings Inc.	24,462	3,353
*,1	NMI Holdings Inc.	91,369	3,294
[1]	Bank of NT Butterfield & Son Ltd.	83,830	3,263
[1]	CNO Financial Group Inc.	78,229	3,258
[1]	OFG Bancorp	80,460	3,220
[1]	Enact Holdings Inc.	91,927	3,195
[1]	Zions Bancorp NA	63,135	3,148
*,1	Enova International Inc.	32,392	3,128
[1]	BankUnited Inc.	89,573	3,085
[1]	Janus Henderson Group plc	82,753	2,992
[1]	Associated Banc-Corp.	124,678	2,809
[1]	Virtu Financial Inc. Class A	68,294	2,603
	Corebridge Financial Inc.	81,624	2,577
*,1	Block Inc. (XNYS)	40,475	2,199
[1]	FNB Corp.	152,263	2,048
[1]	Hancock Whitney Corp.	36,323	1,905
[1]	PROG Holdings Inc.	68,357	1,818
	Globe Life Inc.	13,658	1,799
	SEI Investments Co.	20,423	1,586
[1]	Westamerica BanCorp	31,237	1,582
	Everest Group Ltd.	4,259	1,547
*,1	Hamilton Insurance Group Ltd. Class B	74,133	1,537
*,1	LendingClub Corp.	146,130	1,508
[1]	KeyCorp.	94,232	1,507
[1]	Central Pacific Financial Corp.	52,860	1,429
*,1	Robinhood Markets Inc. Class A	33,557	1,397
[1]	Veritex Holdings Inc.	52,190	1,303
*,1	PayPal Holdings Inc.	19,115	1,247
	Synovus Financial Corp.	24,024	1,123
*,1	SoFi Technologies Inc.	86,925	1,011
[1]	Fulton Financial Corp.	53,676	971
[1]	Fidelis Insurance Holdings Ltd.	54,300	880
	Progressive Corp.	3,014	853
	Intercontinental Exchange Inc.	4,892	844
	State Street Corp.	8,389	751
*	Skyward Specialty Insurance Group Inc.	13,424	710
	Popular Inc.	7,601	702
	Citizens Financial Group Inc.	14,555	596
	Arch Capital Group Ltd.	6,019	579
*	Remitly Global Inc.	27,465	571
	Hope Bancorp Inc.	44,436	465
*,1	Selectquote Inc.	89,043	297
			81,450

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
Health Care (10.5%)
*	Tenet Healthcare Corp.	23,781	3,198
*,1	Incyte Corp.	47,081	2,851
*,1	BioCryst Pharmaceuticals Inc.	362,918	2,722
*,1	CareDx Inc.	125,478	2,227
*,1	Veracyte Inc.	63,776	1,891
	Bristol-Myers Squibb Co.	30,982	1,890
*,1	PTC Therapeutics Inc.	35,005	1,784
*,1	REGENXBIO Inc.	248,588	1,777
*,1	Option Care Health Inc.	50,819	1,776
	Universal Health Services Inc. Class B	8,980	1,687
*,1	Novocure Ltd.	92,618	1,650
*,1	Vir Biotechnology Inc.	225,345	1,460
*,1	Teladoc Health Inc.	167,499	1,333
*,1	Ionis Pharmaceuticals Inc.	38,701	1,168
*,1	Phreesia Inc.	42,019	1,074
*,1	Pediatrix Medical Group Inc.	72,330	1,048
	Eli Lilly & Co.	1,161	959
*	Arvinas Inc.	130,923	919
*	Ultragenyx Pharmaceutical Inc.	24,539	889
*,1	AdaptHealth Corp.	80,419	872
*,1	Omnicell Inc.	24,730	865
*	LivaNova plc	18,656	733
*,1	Ironwood Pharmaceuticals Inc.	476,865	701
*,1	Bioventus Inc. Class A	68,966	631
*	Castle Biosciences Inc.	30,310	607
*,1	Illumina Inc.	7,484	594
*	Exelixis Inc.	11,998	443
*,1	ACADIA Pharmaceuticals Inc.	23,499	390
*	LifeStance Health Group Inc.	56,537	376
*	Inmode Ltd.	20,447	363
*,1	Fate Therapeutics Inc.	447,612	354
*	Doximity Inc. Class A	5,856	340
*	10X Genomics Inc. Class A	31,818	278
*,1	Coherus Biosciences Inc.	277,976	224
*,1	Nektar Therapeutics	261,128	178
*,1	Editas Medicine Inc.	118,506	137
*,1	Agenus Inc.	33,574	50
*,1	Mersana Therapeutics Inc.	118,116	41
*	FibroGen Inc.	36,712	11
			40,491
Industrials (15.6%)
[1]	Griffon Corp.	44,329	3,170
*,1	Legalzoom.com Inc.	356,209	3,067
[1]	Steelcase Inc. Class A	270,947	2,970
*,1	SkyWest Inc.	32,149	2,809
*,1	MRC Global Inc.	242,310	2,782
*,1	Lyft Inc. Class A	232,129	2,755
[1]	Pitney Bowes Inc.	301,892	2,732
*	Sterling Infrastructure Inc.	23,569	2,668
[1]	Primoris Services Corp.	46,368	2,662
[1]	Greenbrier Cos. Inc.	50,021	2,562
[1]	ABM Industries Inc.	51,944	2,460
	TransUnion	28,505	2,366
	Herc Holdings Inc.	17,434	2,341
[1]	Interface Inc.	99,143	1,967
*,1	American Woodmark Corp.	31,322	1,843
*	MasTec Inc.	14,276	1,666
*,1	Upwork Inc.	119,179	1,555
*	Willdan Group Inc.	31,942	1,301
*,1	Sun Country Airlines Holdings Inc.	98,072	1,208
*,1	Tutor Perini Corp.	51,081	1,184
	Comfort Systems USA Inc.	3,537	1,140
*	Innodata Inc.	30,774	1,105
*	United Airlines Holdings Inc.	15,918	1,099
*	CoreCivic Inc.	39,309	798
	Expeditors International of Washington Inc.	6,545	787
	CH Robinson Worldwide Inc.	7,349	753
*	Huron Consulting Group Inc.	5,222	749

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
	Matson Inc.	5,383	690
	Vertiv Holdings Co. Class A	9,467	684
	Allegiant Travel Co.	12,843	663
	Heidrick & Struggles International Inc.	14,672	628
	ESCO Technologies Inc.	3,503	557
	Broadridge Financial Solutions Inc.	2,194	532
	Eaton Corp. plc	1,907	518
[1]	ACCO Brands Corp.	114,319	479
	Cintas Corp.	2,109	434
*	Paylocity Holding Corp.	2,094	392
*	Uber Technologies Inc.	5,368	391
	CSG Systems International Inc.	6,291	380
*	Blue Bird Corp.	11,012	356
*	BlueLinx Holdings Inc.	4,573	343
	Apogee Enterprises Inc.	6,188	287
			59,833
Information Technology (10.3%)
*,1	CommScope Holding Co. Inc.	563,044	2,990
*,1	BigCommerce Holdings Inc. Series 1	474,654	2,734
*,1	ADTRAN Holdings Inc.	304,084	2,652
*,1	Wix.com Ltd.	15,006	2,452
	QUALCOMM Inc.	15,891	2,441
*,1	RingCentral Inc. Class A	95,059	2,354
*,1	Kyndryl Holdings Inc.	71,905	2,258
*,1	PROS Holdings Inc.	110,362	2,100
*,1	Penguin Solutions Inc.	109,977	1,910
*	Cirrus Logic Inc.	19,061	1,900
*,1	Extreme Networks Inc.	110,455	1,461
*,1	Domo Inc. Class B	162,437	1,261
*,1	MaxLinear Inc.	104,789	1,138
*,1	Semtech Corp.	32,493	1,118
*,1	Yext Inc.	167,355	1,031
*,1	ACM Research Inc. Class A	38,065	888
	NetApp Inc.	9,543	838
*	NETGEAR Inc.	32,985	807
[1]	Hewlett Packard Enterprise Co.	48,695	751
	NVIDIA Corp.	6,807	738
	Apple Inc.	3,270	726
*,1	Weave Communications Inc.	62,647	695
	Microsoft Corp.	1,842	691
*	Digital Turbine Inc.	240,135	652
*	Twilio Inc. Class A	5,310	520
	Benchmark Electronics Inc.	10,768	409
*	AppLovin Corp. Class A	1,362	361
*	Teradata Corp.	15,671	352
*	Harmonic Inc.	36,104	346
*,1	TTM Technologies Inc.	16,588	340
*	Palantir Technologies Inc. Class A	3,528	298
*	Sandisk Corp.	5,041	240
			39,452
Materials (4.1%)
	CRH plc	27,849	2,450
	Louisiana-Pacific Corp.	26,581	2,445
*,1	Coeur Mining Inc.	360,113	2,132
*,1	Constellium SE	195,759	1,975
*,1	Clearwater Paper Corp.	56,338	1,429
	Kaiser Aluminum Corp.	21,818	1,322
[1]	SunCoke Energy Inc.	120,119	1,105
	Newmont Corp. (XNYS)	21,740	1,050
	Sylvamo Corp.	8,451	567
	United States Lime & Minerals Inc.	5,029	444
	Scotts Miracle-Gro Co.	7,191	395
[1]	Ryerson Holding Corp.	15,799	363
			15,677
Real Estate (6.9%)
[1]	Cousins Properties Inc.	108,835	3,211
[1]	Brixmor Property Group Inc.	112,796	2,995
[1]	Kite Realty Group Trust	126,489	2,829
[1]	American Assets Trust Inc.	136,930	2,758

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
[1]	Alexander & Baldwin Inc.	154,922	2,669
[1]	Summit Hotel Properties Inc.	377,632	2,043
	Phillips Edison & Co. Inc.	45,910	1,675
[1]	RLJ Lodging Trust	191,666	1,512
[1]	Paramount Group Inc.	326,551	1,404
[1]	Piedmont Office Realty Trust Inc. Class A	161,546	1,191
	Urban Edge Properties	59,583	1,132
	Essex Property Trust Inc.	2,661	816
*	Compass Inc. Class A	57,031	498
[1]	Armada Hoffler Properties Inc.	63,191	475
	Equinix Inc.	573	467
[1]	Newmark Group Inc. Class A	31,983	389
	Xenia Hotels & Resorts Inc.	27,840	327
			26,391
Utilities (3.0%)
[1]	Avista Corp.	83,154	3,482
[1]	Black Hills Corp.	52,616	3,191
[1]	Brookfield Infrastructure Corp. Class A	74,975	2,713
	Vistra Corp.	12,763	1,499
	Exelon Corp.	15,424	711
			11,596
Total Common Stocks—Long Positions (Cost $368,730)			367,277
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund, 4.342% (Cost $85)	850	85
Common Stocks Sold Short (-95.3%)
Communication Services (-4.1%)
*	Lions Gate Entertainment Corp. Class A	(308,483)	(2,730)
*	Sphere Entertainment Co.	(80,370)	(2,630)
	Cogent Communications Holdings Inc.	(41,899)	(2,569)
*	Take-Two Interactive Software Inc.	(11,806)	(2,447)
	TKO Group Holdings Inc.	(15,926)	(2,434)
*	Gogo Inc.	(135,850)	(1,171)
*	Vivid Seats Inc. Class A	(282,931)	(837)
*	Trump Media & Technology Group Corp.	(34,747)	(679)
*	AST SpaceMobile Inc.	(15,004)	(341)
			(15,838)
Consumer Discretionary (-10.6%)
	Starbucks Corp.	(30,743)	(3,015)
*	Portillo's Inc. Class A	(249,031)	(2,961)
	Lithia Motors Inc.	(9,963)	(2,924)
*	First Watch Restaurant Group Inc.	(164,022)	(2,731)
	Somnigroup International Inc.	(45,119)	(2,702)
	Krispy Kreme Inc.	(510,505)	(2,512)
*	Airbnb Inc. Class A	(20,506)	(2,450)
*	Dream Finders Homes Inc. Class A	(103,756)	(2,341)
*	LGI Homes Inc.	(31,879)	(2,119)
	VF Corp.	(133,954)	(2,079)
	Cracker Barrel Old Country Store Inc.	(52,652)	(2,044)
*	Sweetgreen Inc. Class A	(79,199)	(1,981)
	Polaris Inc.	(36,239)	(1,484)
	McDonald's Corp.	(4,169)	(1,302)
*	Kura Sushi USA Inc. Class A	(22,873)	(1,171)
*	EVgo Inc.	(375,053)	(998)
*	QuantumScape Corp.	(210,749)	(877)
*	Asbury Automotive Group Inc.	(3,593)	(793)
	Hyatt Hotels Corp. Class A	(5,439)	(666)
*	Amer Sports Inc.	(23,001)	(615)
*	DraftKings Inc. Class A	(18,085)	(600)
*	Beyond Inc.	(93,973)	(545)
*	Rivian Automotive Inc. Class A	(38,124)	(475)
*	Lucid Group Inc.	(181,244)	(439)
*	Arhaus Inc.	(50,134)	(436)
*	Savers Value Village Inc.	(46,513)	(321)
			(40,581)

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
Consumer Staples (-4.6%)
*	BJ's Wholesale Club Holdings Inc.	(29,813)	(3,402)
	Weis Markets Inc.	(40,490)	(3,120)
*	Grocery Outlet Holding Corp.	(212,117)	(2,965)
	Casey's General Stores Inc.	(3,624)	(1,573)
	Hershey Co.	(5,686)	(972)
	Archer-Daniels-Midland Co.	(19,375)	(930)
*	Celsius Holdings Inc.	(22,370)	(797)
	Dollar General Corp.	(8,270)	(727)
*	Chefs' Warehouse Inc.	(13,292)	(724)
	MGP Ingredients Inc.	(23,392)	(687)
	J & J Snack Foods Corp.	(4,448)	(586)
*	e.l.f. Beauty Inc.	(7,338)	(461)
	Universal Corp.	(7,647)	(429)
	B&G Foods Inc.	(56,795)	(390)
			(17,763)
Energy (-4.0%)
	Expand Energy Corp.	(30,266)	(3,369)
	Atlas Energy Solutions Inc.	(147,800)	(2,637)
*	Borr Drilling Ltd.	(1,071,508)	(2,347)
	Core Laboratories Inc.	(151,836)	(2,276)
*	NextDecade Corp.	(238,195)	(1,853)
	Kinetik Holdings Inc.	(14,615)	(759)
*	Sable Offshore Corp.	(27,865)	(707)
	Chord Energy Corp.	(5,060)	(570)
	Viper Energy Inc.	(9,725)	(439)
	New Fortress Energy Inc.	(32,677)	(272)
			(15,229)
Financials (-21.7%)
	FactSet Research Systems Inc.	(7,676)	(3,490)
	Ryan Specialty Holdings Inc.	(45,621)	(3,370)
	Visa Inc. Class A	(9,603)	(3,366)
	HA Sustainable Infrastructure Capital Inc.	(113,007)	(3,304)
	TFS Financial Corp.	(265,189)	(3,286)
	Stewart Information Services Corp.	(45,862)	(3,272)
	ServisFirst Bancshares Inc.	(39,099)	(3,230)
	Flagstar Financial Inc.	(265,329)	(3,083)
*	Bancorp Inc.	(58,302)	(3,081)
	Franklin Resources Inc.	(154,614)	(2,976)
	Rocket Cos. Inc. Class A	(239,975)	(2,897)
	Blue Owl Capital Inc.	(144,180)	(2,889)
	Lakeland Financial Corp.	(45,767)	(2,720)
	FirstCash Holdings Inc.	(22,352)	(2,689)
	Pinnacle Financial Partners Inc.	(24,994)	(2,650)
	TPG Inc.	(54,711)	(2,595)
	UWM Holdings Corp.	(462,967)	(2,528)
	PJT Partners Inc. Class A	(18,150)	(2,503)
*	Baldwin Insurance Group Inc.	(55,656)	(2,487)
*	Encore Capital Group Inc.	(69,675)	(2,388)
	Glacier Bancorp Inc.	(53,485)	(2,365)
*	Shift4 Payments Inc. Class A	(28,574)	(2,335)
	Arthur J Gallagher & Co.	(6,216)	(2,146)
	City Holding Co.	(17,216)	(2,022)
*	Triumph Financial Inc.	(32,748)	(1,893)
	First Financial Bankshares Inc.	(50,679)	(1,820)
*	Oscar Health Inc. Class A	(138,339)	(1,814)
	DigitalBridge Group Inc.	(203,566)	(1,795)
	Bank of Hawaii Corp.	(25,064)	(1,729)
	Navient Corp.	(113,376)	(1,432)
	XP Inc. Class A	(66,107)	(909)
	Walker & Dunlop Inc.	(8,527)	(728)
	First American Financial Corp.	(10,369)	(681)
*	Ambac Financial Group Inc.	(60,155)	(526)
	White Mountains Insurance Group Ltd.	(264)	(508)
*	WEX Inc.	(3,087)	(485)
	First Citizens BancShares Inc. Class A	(261)	(484)
	Capitol Federal Financial Inc.	(72,466)	(406)
	WaFd Inc.	(13,337)	(381)
			(83,263)

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
Health Care (-10.4%)
*	Alignment Healthcare Inc.	(189,121)	(3,521)
*	Liquidia Corp.	(210,859)	(3,110)
*	Axsome Therapeutics Inc.	(25,564)	(2,982)
	Baxter International Inc.	(81,938)	(2,805)
*	Roivant Sciences Ltd.	(269,768)	(2,722)
*	Scholar Rock Holding Corp.	(77,986)	(2,507)
*	Madrigal Pharmaceuticals Inc.	(6,793)	(2,250)
*	Neogen Corp.	(239,629)	(2,078)
*	Summit Therapeutics Inc.	(98,204)	(1,894)
*	Soleno Therapeutics Inc.	(22,152)	(1,583)
*	Schrodinger Inc.	(72,701)	(1,435)
*	PROCEPT BioRobotics Corp.	(23,689)	(1,380)
*	QuidelOrtho Corp.	(37,424)	(1,309)
*	Krystal Biotech Inc.	(5,447)	(982)
*	Nuvalent Inc. Class A	(13,700)	(972)
*	Collegium Pharmaceutical Inc.	(29,905)	(893)
*	TransMedics Group Inc.	(13,040)	(877)
*	Mirum Pharmaceuticals Inc.	(19,120)	(861)
*	Vaxcyte Inc.	(20,294)	(766)
*	Innoviva Inc.	(41,687)	(756)
*	Haemonetics Corp.	(11,509)	(731)
*	Tarsus Pharmaceuticals Inc.	(13,813)	(710)
*	Avadel Pharmaceuticals plc	(84,838)	(664)
*	agilon health Inc.	(144,770)	(627)
*	PACS Group Inc.	(47,871)	(538)
*	Praxis Precision Medicines Inc.	(10,302)	(390)
*	STAAR Surgical Co.	(21,785)	(384)
*	Viking Therapeutics Inc.	(7,414)	(179)
			(39,906)
Industrials (-15.7%)
	Concentrix Corp.	(61,738)	(3,435)
*	Casella Waste Systems Inc. Class A	(29,796)	(3,323)
	Insperity Inc.	(37,097)	(3,310)
	VSE Corp.	(26,286)	(3,154)
*	First Advantage Corp.	(212,252)	(2,991)
*	Boeing Co.	(17,142)	(2,924)
*	Transcat Inc.	(37,853)	(2,818)
	AGCO Corp.	(28,367)	(2,626)
*	U-Haul Holding Co.	(40,072)	(2,619)
*	Rocket Lab USA Inc.	(118,843)	(2,125)
*	AerSale Corp.	(269,856)	(2,021)
*	AeroVironment Inc.	(16,873)	(2,011)
*	Montrose Environmental Group Inc.	(138,396)	(1,974)
*	JetBlue Airways Corp.	(398,453)	(1,921)
*	ACV Auctions Inc. Class A	(128,686)	(1,813)
*	Frontier Group Holdings Inc.	(389,896)	(1,692)
*	Amentum Holdings Inc.	(82,333)	(1,498)
*	Intuitive Machines Inc.	(188,089)	(1,401)
*	Joby Aviation Inc.	(226,377)	(1,363)
*	Bloom Energy Corp. Class A	(57,558)	(1,132)
*	CBIZ Inc.	(14,483)	(1,099)
*	Ameresco Inc. Class A	(88,813)	(1,073)
	Alight Inc. Class A	(179,681)	(1,066)
	HEICO Corp.	(3,387)	(905)
	Cadre Holdings Inc.	(29,258)	(866)
*	Titan International Inc.	(101,434)	(851)
	Vestis Corp.	(84,731)	(839)
*	RBC Bearings Inc.	(2,335)	(751)
*	Array Technologies Inc.	(135,290)	(659)
*	NEXTracker Inc. Class A	(15,175)	(639)
*	NuScale Power Corp.	(44,537)	(631)
	JBT Marel Corp.	(4,626)	(565)
	FTAI Infrastructure Inc.	(113,888)	(516)
*	Loar Holdings Inc.	(6,084)	(430)
	Werner Enterprises Inc.	(13,808)	(405)
	Genco Shipping & Trading Ltd.	(28,670)	(383)
*	CECO Environmental Corp.	(16,669)	(380)
*	Saia Inc.	(1,077)	(376)

Vanguard® Market Neutral Fund
		Shares	Market Value ($000)
	FTAI Aviation Ltd.	(3,381)	(375)
	Heartland Express Inc.	(39,748)	(366)
*	Fluence Energy Inc.	(73,298)	(355)
*	Janus International Group Inc.	(48,682)	(351)
*	Xometry Inc. Class A	(12,766)	(318)
			(60,350)
Information Technology (-10.6%)
*	NextNav Inc.	(244,155)	(2,971)
*	Enphase Energy Inc.	(46,993)	(2,916)
*	PAR Technology Corp.	(42,470)	(2,605)
*	Vertex Inc. Class A	(73,927)	(2,588)
	Progress Software Corp.	(50,041)	(2,578)
	Crane NXT Co.	(49,946)	(2,567)
*	CCC Intelligent Solutions Holdings Inc.	(277,490)	(2,506)
	Adeia Inc.	(170,027)	(2,248)
*	SiTime Corp.	(12,336)	(1,886)
*	Globant SA	(15,747)	(1,854)
	Microchip Technology Inc.	(35,087)	(1,699)
*	Aurora Innovation Inc.	(228,900)	(1,539)
	Ubiquiti Inc.	(4,331)	(1,343)
*	Lumentum Holdings Inc.	(17,823)	(1,111)
	Power Integrations Inc.	(20,606)	(1,041)
	Littelfuse Inc.	(5,150)	(1,013)
*	I3 Verticals Inc. Class A	(34,090)	(841)
*	IonQ Inc.	(36,515)	(806)
	Entegris Inc.	(8,511)	(745)
*	VeriSign Inc.	(2,930)	(744)
	Vishay Intertechnology Inc.	(46,288)	(736)
*	Snowflake Inc. Class A	(4,599)	(672)
*	Novanta Inc.	(5,116)	(654)
*	Silicon Laboratories Inc.	(5,634)	(634)
*	Astera Labs Inc.	(8,956)	(534)
*	Clearfield Inc.	(12,610)	(375)
*	Mirion Technologies Inc.	(25,128)	(364)
	Advanced Energy Industries Inc.	(3,664)	(349)
*	Cleanspark Inc.	(51,866)	(348)
*	Applied Optoelectronics Inc.	(17,437)	(268)
*	indie Semiconductor Inc. Class A	(101,517)	(207)
*	Digimarc Corp.	(11,169)	(143)
			(40,885)
Materials (-3.7%)
	Albemarle Corp.	(36,901)	(2,658)
*	Novagold Resources Inc.	(871,771)	(2,545)
*	Cleveland-Cliffs Inc.	(300,829)	(2,473)
	Air Products & Chemicals Inc.	(6,528)	(1,925)
	Warrior Met Coal Inc.	(24,314)	(1,160)
	Ramaco Resources Inc. Class A	(135,482)	(1,115)
*	PureCycle Technologies Inc.	(132,319)	(916)
*	Ivanhoe Electric Inc.	(106,126)	(617)
	Chemours Co.	(39,399)	(533)
*	Aspen Aerogels Inc.	(44,567)	(285)
	Ramaco Resources Inc. Class B	(2,104)	(15)
			(14,242)
Real Estate (-6.8%)
	Farmland Partners Inc.	(289,708)	(3,230)
	National Storage Affiliates Trust	(80,173)	(3,159)
	Rexford Industrial Realty Inc.	(79,475)	(3,111)
	WP Carey Inc.	(48,261)	(3,046)
	Safehold Inc.	(147,870)	(2,768)
	SITE Centers Corp.	(206,794)	(2,655)
	Sun Communities Inc.	(18,942)	(2,437)
	Essential Properties Realty Trust Inc.	(73,923)	(2,413)
	JBG SMITH Properties	(77,639)	(1,251)
	Diversified Healthcare Trust	(323,553)	(777)
	Apartment Investment & Management Co. Class A	(58,557)	(515)
*	Opendoor Technologies Inc.	(411,159)	(419)
	Douglas Emmett Inc.	(24,709)	(395)
			(26,176)

Vanguard® Market Neutral Fund
	Shares	Market Value ($000)
Utilities (-3.1%)
Ormat Technologies Inc. (XNYS)	(46,410)	(3,285)
Brookfield Renewable Corp.	(113,512)	(3,169)
Clearway Energy Inc. Class C	(73,947)	(2,238)
WEC Energy Group Inc.	(12,786)	(1,393)
Sempra	(12,452)	(889)
NextEra Energy Inc.	(8,871)	(629)
AES Corp.	(30,162)	(375)
		(11,978)
Total Common Stocks Sold Short (Proceeds $370,807)		(366,211)
Other Assets and Other Liabilities—Net (99.7%)		383,051
Net Assets (100%)		384,202
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $239,163 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.